Report for the Calendar Quarter Ended: March 31, 2001

Check Here If Amendment [  ]; Amendment No.:

This Amendment (Check Only One ):	[  ] Is a Restatement.
					[  ] Adds New Holdings Entries

Institutional Investment Manager Filing This Report:

Name:		Fulton Breakefield Broenniman, LLC
Address:	4326 Montgomery Avenue
		Bethesda, Maryland 20814

13 F. Filer Number:028-05863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Persons signing this report on behalf of the reporting manager:

Name:	Sandra Kingsley
Title:	Compliance Officer
Phone:	301 - 657 - 8870
Signature, Place, and Date of Signing:

	Sandra Kingsley	Bethesda, Maryland	May 2,2001

Report Type: (Check Only One):

[ X  ]	13F Holdings Report

[  ]		13F Notice

[  ]		13F 	Combination Report

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Total:	$156,815,000

List of Other Included Managers:	n/a

                                      Market
                   Class              Value
Security           Title   Cusip      ($000)  Quantitysh/p(a) Sole
------------------------------------  -----------------------------

AES Corporation	com	00130H105	2172	43475	sole
AOL Time Warner Inc.	com	02364J104	11553	287747	sole
Agilent	com	00846U101	357	11618	sole
Alcoa, Inc.	com	013819007	384	10690	sole
Allied Capital Corporation II	com	019033109	672	33398	sole
Amazon Com Inc.	com	023135106	228	22266	sole
American Express	com	025816109	3619	87618	sole
American Power Conversion	com	029066107	149	11575	sole
Amgen Inc	com	031162100	7975	132510	sole
Applera Applied Biosys	com	69332s102	274	9859	sole
Applied Materials Inc.	com	038222105	2675	61501	sole
BP Amoco PLC ADR	com	031904006	1837	37029	sole
Bank of America Corporation	com	060505104	255	4650	sole
Baxter International	com	071813109	382	4055	sole
BellSouth Corp	com	079860102	338	8254	sole
Bristol Myers	com	110122108	1212	20408	sole
Cisco Systems Inc	com	17275R102	3576	226122	sole
Citigroup	com	173034109	11589	257642	sole
Clorox	com	189054109	486	15457	sole
Coca Cola	com	191216100	1226	27143	sole
Colgate Palmolive	com	194162103	537	9722	sole
Corning Inc	com	219350105	1778	85918	sole
Cragar Industries	com	224137109	31	15069	sole
Disney (Walt)	com	254687106	297	10389	sole
DuPont EI deNemours	com	263534109	259	6354	sole
Duke Energy Corporation	com	264399106	718	16810	sole
EMC Corporation	com	268648102	2443	83091	sole
Eastman Chemical Company	com	277432100	305	6200	sole
Ebay	com	278642103	1024	28284	sole
Electronic Arts	com	285512109	608	11214	sole
Eli Lilly	com	532457108	323	4212	sole
Emerson Electric	com	291011104	633	10205	sole
Enron Corp	com	293561106	4941	85045	sole
Exxon Mobil Corp	com	302290101	4941	61000	sole
FPL Group	com	302571104	215	3510	sole
Fedex Corporation	com	313309106	2185	52416	sole
First Data Corporation	com	319963104	1521	25477	sole
Gemstar TV Guide	com	36866w106	548	19069	sole
General Dynamics	com	369550108	246	3915	sole
General Electric	com	369604103	4357	104092	sole
Guidant Corp	com	401698105	248	5509	sole
Home Depot	com	437076102	903	20943	sole
Household International Inc	com	441815107	264	4464	sole
Hughes Electronics	com	370442501	4480	229758	sole
I 2 Technology	com	465754109	210	14469	sole
Inktomi	com	457277101	150	22497	sole
Intel Corporation	com	458140100	9657	367003	sole
International Business Machine	com	459200101	618	6423	sole
Jefferson-Pilot Corp	com	475070108	298	4389	sole
Johnson & Johnson	com	478160104	468	5352	sole
Kon Philips Electronics NV	com	500472303	446	16705	sole
Marriott International - New	com	571900109	460	11176	sole
Martin Marietta Materials	com	573284106	226	5285	sole
Medtronic Inc.	com	585055106	837	18299	sole
Merck & Company	com	589331107	4815	63432	sole
Microsoft Corp	com	594918104	10259	187592	sole
Minnesota Mining Manufacturing	com	604059105	1781	17143	sole
National Commerce Bancorp (exchange of CCB	com	635449101	249	10050	sole
Network Appliance	com	64120L104	247	14687	sole
Nokia Corporation	com	654902204	2630	109569	sole
Nortel Networks	com	665815106	640	45573	sole
Pepisco Inc.	com	713448108	264	6013	sole
Pfizer	com	717081103	3918	95667	sole
Providian Financial Corp.	com	74406a102	798	16276	sole
QUALCOMM Inc	com	747525103	7962	140614	sole
Qwest Communications	com	749121109	379	10827	sole
Rouse Company	com	779273101	531	20535	sole
Royal Dutch	com	780257705	1076	19413	sole
SBC Communications	com	78387G103	924	20705	sole
Schlumberger Limited	com	806857108	251	4361	sole
Schwab (Chas) Corporation	com	808513105	4390	284684	sole
Sony Corp ADR	com	835699307	2435	33702	sole
Sun Microsystems	com	866810104	1161	75507	sole
Symbol Technology	com	871508107	1370	39248	sole
Texas Instrument	com	882508104	1649	53223	sole
Tiffany & Co.	com	886547108	1218	44698	sole
Tyco International	com	902120104	1009	23339	sole
Verizon (merger Bell Atlantic & GTE)	com	92343v104	1762	35739	sole
Viacom Inc. Non voting Class B	com	925524308	2162	49180	sole
Wal Mart Stores Inc.	com	931142103	2498	49472	sole
Wells Fargo	com	949740104	1941	39238	sole
Yahoo Inc.	com	984332106	362	23014	sole


